Parent Company Only Condensed Financial Statements	12 Months Ended
Dec. 31, 2016
Parent Company Only Condensed Financial Statements [Abstract]
Parent Company Only Condensed Financial Statements

Note 23—Parent Company Only Condensed Financial Statements

        The following represents the condensed financial statements of Byline Bancorp, Inc., the Parent Company, on a stand-alone basis as of December 31, 2016 and 2015:

Statements of Financial Condition
Parent Company Only
(dollars in thousands)

	2016	2015
Assets
Cash and due from subsidiary bank	$9,965	$97
Investment in banking subsidiary	419,801	212,949
Other assets	2,755	—
Total assets	$432,521	$213,046
Liabilities and stockholders' equity
Revolving line of credit	$20,650	$—
Junior subordinated debentures	26,926	24,711
Accrued expenses and other liabilities	2,287	61
Stockholders' equity	382,658	188,274
Total liabilities and stockholders' equity	$432,521	$213,046

Statements of Operations
Parent Company Only
(dollars in thousands)

	Years ended December 31,
	2016	2015
Other noninterest income	$57	$—
Interest expense	2,460	2,295
Other noninterest expense	381	312
Loss before provision for income taxes and equity in undistributed income (loss) of subsidiary	(2,784)	(2,607)
Provision for income taxes	204	8
Loss before equity in undistributed income (loss) of subsidiary	(2,988)	(2,615)
Equity in undistributed income (loss) of subsidiary	69,717	(12,359)
Net income (loss)	$66,729	$(14,974)

Statements of Cash Flows
Parent Company Only
(dollars in thousands)

	Years ended December 31,
	2016	2015
Cash flows from operating activities
Net income (loss)	$66,729	$(14,974)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Equity in undistributed (income) loss of subsidiary	(69,717)	12,359
Stock-based compensation expense	899	1,045
Exercise of share-based awards	40	—
Accretion of junior subordinated debentures discount	876	944
Changes in other assets and other liabilities	16	(5,546)
Net cash used in operating activities	(1,157)	(6,172)
Cash flows from investing activities
Investments in and advances to subsidiary	(32,019)	—
Net cash paid in acquisition of business	(36,586)	—
Net cash used in investing activities	(68,605)	—
Cash flows from financing activities
Proceeds from revolving line of credit	30,000	—
Repayments of revolving line of credit	(9,350)	—
Proceeds from issuance of common stock, net	49,592	—
Proceeds from issuance of preferred stock	9,388	—
Net cash provided by financing activities	79,630	—
Net change in cash and cash equivalents	9,868	(6,172)
Cash and cash equivalents, beginning of period	97	6,269
Cash and cash equivalents, end of period	$9,965	$97